Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The components of the income tax provision were as follows:

	For the six months ended June 30,
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Current tax:
Hong Kong	-	15,628	1,993
Total current tax	-	15,628	1,993

Deferred tax:
Hong Kong	(211,956)	(6,336)	(808)
Total deferred tax	(211,956)	(6,336)	(808)
Income tax (benefit) expense	(211,956)	9,292	1,185

Schedule of reconciliation of statutory income tax rate
The reconciliation of statutory income tax rate to our effective income tax rate was as follows:

	For the six months ended June 30,
	2025	2026	2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	(13,907,320)	(2,128,960,827)	(271,481,870)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(2,294,708)	(351,278,537)	(44,794,509)
Reconciling items:
Tax effect of income that is not taxable	(2,133)	(132,200)	(16,858)
Tax effect of expenses that are not deductible	33,375	56,172	7,163
The effect of tax rates in different tax jurisdictions	1,611,660	350,556,431	44,702,428
Research and development credit (1)	(605,417)	-	-
Change in valuation allowance	1,045,140	808,056	103,042
Tax credits	(168)	(3,000)	(383)
Others	295	2,370	302
Income tax (benefit) expense	(211,956)	9,292	1,185